Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 103,216
2025	106,313
2026	90,798
Total future minimum lease payments:	300,327
Less imputed interest	(57,059)
Total	$ 243,268	$ 78,700